Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Opening balance, Lease liabilities	₨ 215,742	₨ 251,228
Additions	83,019	13,050
Finance cost accrued during the period (Refer note 16)	32,608	32,267
Deletions	(3,123)
Payment of lease liabilities	(90,097)	(80,803)
Effects of movements in foreign exchange rates
Ending balance, Lease liabilities	₨ 238,149	₨ 215,742